CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($)	Common Shares [Member]	Preferred Shares [Member] Preferred A Shares [Member]	Preferred Shares [Member] Preferred B Shares [Member]	Par Value of Shares Issued [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Preferred A Shares [Member]	Retained Earnings [Member]	Retained Earnings [Member] Preferred A Shares [Member]	Total	Preferred A Shares [Member]
Balance at Dec. 12, 2016				$ 0	$ 0		$ 0		$ 0
Balance (in shares) at Dec. 12, 2016	0	0	0
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Issuance of common shares as part of exchange and shareholders' contribution (Note 7)				2,400	7,612,108		0		7,614,508
Issuance of common shares as part of exchange and shareholders' contribution (Note 7) (in shares)	2,400,000	0	0
Issuance of preferred shares as part of exchange (Note 7)				492	2,740,000		0		2,740,492
Issuance of preferred shares as part of exchange (Note 7) (in shares)	0	480,000	12,000
Deemed dividend of preferred shares as part of exchange (Note 7)				0	(2,740,000)		0		(2,740,000)
Net income				0	0		878,644		878,644
Balance at Sep. 30, 2017				2,892	7,612,108		878,644		8,493,644
Balance (in shares) at Sep. 30, 2017	2,400,000	480,000	12,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Net income									(247,858)
Balance at Dec. 31, 2017									8,245,784
Balance at Sep. 30, 2017				2,892	7,612,108		878,644		8,493,644
Balance (in shares) at Sep. 30, 2017	2,400,000	480,000	12,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Net income				0	0		980,938		980,938
Balance at Sep. 30, 2018				2,892	7,612,108		1,859,582		9,474,582
Balance (in shares) at Sep. 30, 2018	2,400,000	480,000	12,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Net income				0	0		276,442		276,442
Balance at Dec. 31, 2018				2,892	7,612,108		2,136,024		9,751,024
Balance (in shares) at Dec. 31, 2018	2,400,000	480,000	12,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Issuance of common stock, net of commissions and issuance costs, pursuant to the ATM Program (Note 7)				618	2,319,083		0		2,319,701
Issuance of common stock, net of commissions and issuance costs, pursuant to the ATM Program (in shares) (Note 7)	618,112	0	0
Issuance of common stock related to Series A Preferred Shares dividends (Note 7)				300	967,500		(967,800)		0
Issuance of common stock related to Series A Preferred Shares dividends (Note 7) (in shares)	300,000	0	0
Series A Preferred Shares dividend waived accounted as deemed contribution (Note 7)				0	3,379,589		0		3,379,589
Series A Preferred Shares dividend waived (Note 7)				0	(1,560,014)	$ (1,560,014)	(1,819,575)	$ (1,819,575)	(3,379,589)	$ (3,379,589)
Gain on extinguishment of preferred shares pursuant to the Series A Preferred Shares Amendment Agreement, net of expenses (Note 7)				0	112,637		0		112,637
Preferred shareholders' deemed dividend pursuant to the Series A Preferred Shares Amendment Agreement (Note 7)				0	(130,000)		0		(130,000)
Shareholder's deemed contribution pursuant to the $7.5 million Bridge Loan (Note 3)				0	62,500		0		62,500
Net income				0	0		1,088,149		1,088,149
Balance at Dec. 31, 2019				$ 3,810	$ 12,763,403		$ 436,798		$ 13,204,011
Balance (in shares) at Dec. 31, 2019	3,318,112	480,000	12,000